Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Accounts receivable - margin clients, net of allowance for doubtful accounts
Accounts receivable - others, net of allowance for doubtful accounts	3,371	40,592
Deferred revenue, current	5,285,623	5,058,018
Accrued expenses and other current liabilities	26,351,842	13,035,773
Contingent liability, current
Amounts due to customers for the trust bank balances held on their behalf	3,070,884	565,605
Accounts payable	2,151,133	3,387,125
Income taxes payable	3,819,194	1,752,812
Deferred tax liabilities, current	233,784	13,067
Deferred revenue, non-current	77,603	187,041
Deferred tax liabilities, non-current	$ 72,077	$ 384,883
Ordinary shares, shares issued	118,098,018	118,098,018
Ordinary shares, shares outstanding	118,098,018	118,098,018